FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-06667

                           Safeco Managed Bond Trust
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               (Exact name of registrant as specified in charter)

                   4854 154th Pl NE., Redmond, WA 98052
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                (Address of principal executive offices)

                             William E. Crawford
                               5069 154th Pl NE
                           Redmond, Washington, 98052
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (425) 376-5328

Date of fiscal year end:   12/31

Date of reporting period:   7/1/04 to 12/10/04

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Safeco Managed Bond Trust

By (Signature and Title)  /s/ Roger F. Harbin,
                              Roger F. Harbin, President
Date   January 12, 2005




======================= SAFECO INTERMEDIATE-TERM BOND FUND ====================


NO PROXIES WERE VOTED DURING THE REPORTING PERIOD.

========== END NPX REPORT